Long-Term Debt and Notes Payable (Details) - Schedule of Debt Instruments - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Feb. 14, 2023	Jan. 27, 2023	Dec. 31, 2022
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan	$ 25,789,249	$ 27,680,703
Predecessor Revolving Credit Facility
Seller Promissory Note	15,000,000	15,000,000	$ 179,000	$ 179,000
Private loans	3,881,750	3,469,500
Total	44,670,999	46,150,203			26,750,000
Less: unamortized financing cost	(1,081,925)	(2,147,346)
Less: current portion including amortization	(13,454,949)	(6,516,651)
Long-term debt, net of current portion	$ 30,134,125	$ 37,486,206